GOLDMAN SACHS BUFFERED S&P 500 FUND — JAN/JUL

Schedule of Investments

March 31, 2026 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 43.5%
1,800	iShares Core S&P 500 ETF	$1,175,778
1,800	SPDR S&P 500 ETF Trust	1,170,612
2,000	Vanguard S&P 500 ETF	1,195,100

TOTAL EXCHANGE TRADED FUNDS (Cost $3,308,109)		$3,541,490

Shares	Dividend Rate		Value

Investment Company(a) – 12.1%
Goldman Sachs Financial Square Government Fund — Institutional Class
988,470	3.553%		$ 988,470
(Cost $988,470)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b) – 36.8%
Federal Home Loan Bank Discount Notes
$455,000	0.000%	04/30/26	$ 453,573
267,000	0.000	08/28/26	262,826

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b) – (continued)
U.S. Treasury Bills
$268,900	0.000%	04/07/26	$ 268,738
794,300	0.000	05/07/26	791,409
800,000	0.000	06/30/26	792,813
445,200	0.000	12/24/26	433,612

TOTAL SHORT-TERM INVESTMENTS (Cost $3,003,859)			$3,002,971

TOTAL INVESTMENTS – 92.4% (Cost $7,300,438)			$7,532,931

OTHER ASSETS IN EXCESS OF LIABILITIES – 7.6%			623,182

NET ASSETS – 100.0%			$8,156,113

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS BUFFERED S&P 500 FUND — JAN/JUL

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	13	06/18/26	$4,270,988	$(120,600)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At March 31, 2026, the Fund had the following purchased and written options:

FLEX OPTIONS ON EQUITIES CONTRACTS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
S&P 500 Index	BNP Paribas SA	$6,845.500	06/30/2026	12	$1,200	$459,856	$305,604	$154,252

Written option contracts
Calls
S&P 500 Index	BNP Paribas SA	7,413.680	06/30/2026	(12)	(1,200)	(8,272)	(103,476)	95,204

Puts
S&P 500 Index	BNP Paribas SA	6,502.540	06/30/2026	(12)	(1,200)	(283,115)	(202,056)	(81,059)

Total written option contracts				(24)	$(2,400)	$(291,387)	$(305,532)	$14,145

TOTAL				(12)	$(1,200)	$168,469	$72	$168,397

Investment Abbreviations:
ETF	— Exchange Traded Fund
SPDR	— Standard and Poor’s Depository Receipt

GOLDMAN SACHS BUFFERED S&P 500 FUND — MAR/SEP

Schedule of Investments

March 31, 2026 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 40.1%
2,000	iShares Core S&P 500 ETF	$1,306,420
2,000	SPDR S&P 500 ETF Trust	1,300,680
2,200	Vanguard S&P 500 ETF	1,314,610

TOTAL EXCHANGE TRADED FUNDS (Cost $3,690,962)		$3,921,710

Shares	Dividend Rate		Value

Investment Company(a) – 15.9%
Goldman Sachs Financial Square Government Fund — Institutional Class
1,556,375	3.553%		$1,556,375
(Cost $1,556,375)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b) – 36.9%
Federal Home Loan Bank Discount Notes
$232,000	0.000%	04/29/26	$ 231,297
100,000	0.000	06/22/26	99,137
100,000	0.000	06/24/26	99,116
419,000	0.000	08/28/26	412,450

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b) – (continued)
U.S. Treasury Bills
$70,000	0.000%	04/07/26	$ 69,958
21,000	0.000	04/28/26	20,943
755,800	0.000	05/07/26	753,049
200,000	0.000	06/11/26	198,584
877,000	0.000	06/30/26	869,121
720,100	0.000	12/24/26	701,357
152,800	0.000	02/18/27	147,975

TOTAL SHORT-TERM INVESTMENTS (Cost $3,604,628)			$3,602,987

TOTAL INVESTMENTS – 92.9% (Cost $8,851,965)			$9,081,072

OTHER ASSETS IN EXCESS OF LIABILITIES – 7.1%			691,975

NET ASSETS – 100.0%			$9,773,047

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS BUFFERED S&P 500 FUND — MAR/SEP

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	15	06/18/26	$4,928,063	$(139,125)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At March 31, 2026, the Fund had the following purchased and written options:

FLEX OPTIONS ON EQUITIES CONTRACTS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
S&P 500 Index	MS & Co. Int. PLC	$6,878.880	08/31/2026	14	$1,400	$639,945	$422,772	$217,173

Written option contracts
Calls
S&P 500 Index	MS & Co. Int. PLC	7,509.670	08/31/2026	(14)	(1,400)	(29,788)	(130,004)	100,216

Puts
S&P 500 Index	MS & Co. Int. PLC	6,534.940	08/31/2026	(14)	(1,400)	(441,575)	(292,768)	(148,807)

Total written option contracts				(28)	$(2,800)	$(471,363)	$(422,772)	$(48,591)

TOTAL				(14)	$(1,400)	$168,582	$—	$168,582

Investment Abbreviations:
ETF	— Exchange Traded Fund
SPDR	— Standard and Poor’s Depository Receipt

Abbreviation:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS BUFFERED S&P 500 FUND — MAY/NOV

Schedule of Investments

March 31, 2026 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 45.4%
1,600	iShares Core S&P 500 ETF	$1,045,136
1,600	SPDR S&P 500 ETF Trust	1,040,544
1,800	Vanguard S&P 500 ETF	1,075,590

TOTAL EXCHANGE TRADED FUNDS (Cost $2,942,029)		$3,161,270

Shares	Dividend Rate		Value

Investment Company(a) – 13.1%
Goldman Sachs Financial Square Government Fund — Institutional Class
916,250	3.553%		$ 916,250
(Cost $916,250)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b) – 30.8%
Federal Home Loan Bank Discount Notes
$104,000	0.000%	04/22/26	$ 103,761
100,000	0.000	06/22/26	99,137
100,000	0.000	08/28/26	98,437
U.S. Treasury Bills
190,000	0.000	04/07/26	189,886
35,300	0.000	04/14/26	35,254

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b) – (continued)
U.S. Treasury Bills – (continued)
$284,900	0.000%	05/07/26	$ 283,863
231,000	0.000	06/11/26	229,364
640,000	0.000	06/30/26	634,250
449,100	0.000	12/24/26	437,411
31,500	0.000	02/18/27	30,505

TOTAL SHORT-TERM INVESTMENTS (Cost $2,142,618)			$2,141,868

TOTAL INVESTMENTS – 89.3% (Cost $6,000,897)			$6,219,388

OTHER ASSETS IN EXCESS OF LIABILITIES – 10.7%			745,290

NET ASSETS – 100.0%			$6,964,678

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS BUFFERED S&P 500 FUND — MAY/NOV

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	11	06/18/26	$3,613,913	$(102,025)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At March 31, 2026, the Fund had the following purchased and written options:

FLEX OPTIONS ON EQUITIES CONTRACTS

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
S&P 500 Index	Barclays Bank PLC	$6,840.200	04/30/2026	11	$1,100	$352,742	$296,450	$56,292

Written option contracts
Calls
S&P 500 Index	Barclays Bank PLC	7,494.120	04/30/2026	(11)	(1,100)	(520)	(97,812)	97,292

Puts
S&P 500 Index	Barclays Bank PLC	6,498.190	04/30/2026	(11)	(1,100)	(153,234)	(198,638)	45,404

Total written option contracts				(22)	$(2,200)	$(153,754)	$(296,450)	$142,696

TOTAL				(11)	$(1,100)	$198,988	$—	$198,988

Investment Abbreviations:
ETF	— Exchange Traded Fund
SPDR	— Standard and Poor’s Depository Receipt

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS FUND

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price and are generally classified as Level 2.

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2026:

BUFFERED S&P 500 FUND — JAN/JUL

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$3,541,490	$—	$—
Investment Company	988,470	—	—
Short-term Investments	2,286,572	716,399	—

Total	$6,816,532	$716,399	$—

Derivative Type

Assets
Purchased Option Contracts	$—	$459,856	$—

Liabilities
Futures Contracts(a)	$(120,600)	$—	$—
Written Option Contracts	—	(291,387)	—

Total	$(120,600)	$(291,387)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

BUFFERED S&P 500 FUND — MAR/SEP

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$3,921,710	$—	$—
Investment Company	1,556,375	—	—
Short-term Investments	2,760,987	842,000	—

Total	$8,239,072	$842,000	$—

Derivative Type

Assets
Purchased Option Contracts	$—	$639,945	$—

Liabilities
Futures Contracts(a)	$(139,125)	$—	$—
Written Option Contracts	—	(471,363)	—

Total	$(139,125)	$(471,363)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

BUFFERED S&P 500 FUND — MAY/NOV

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$3,161,270	$—	$—
Investment Company	916,250	—	—
Short-term Investments	1,840,533	301,335	—

Total	$5,918,053	$301,335	$—

Derivative Type

Assets
Purchased Option Contracts	$—	$352,742	$—

Liabilities
Futures Contracts(a)	$(102,025)	$—	$—
Written Option Contracts	—	(153,754)	—

Total	$(102,025)	$(153,754)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Buffered Loss Risk — There can be no guarantee that the Fund will be successful in its strategy to provide buffered protection against losses if the value of the Underlying Index decreases over an Outcome Period. In the event an investor purchases shares after the commencement of the Outcome Period or redeems shares prior to the end of the Outcome Period, the investor may not experience the full effect of the Buffer that the Fund seeks to provide. The Fund does not provide principal protection and an investor may experience significant losses on their investment, including the loss of their entire investment.

Capped Upside Return Risk — The Fund’s strategy seeks to provide returns only up to the Cap over an Outcome Period before Fund fees and expenses. In the event that the value of the Underlying Index increases in excess of the Cap during an Outcome Period, the Fund will not participate in those gains beyond the Cap for that Outcome Period. In the event an investor purchases shares after the commencement of an Outcome Period and the Fund has risen in value to a level near the Cap, there will likely be little or no ability for that investor to experience investment gains for the remainder of that Outcome Period. A new Cap is established on or before the first day of each Outcome Period and is dependent on prevailing market conditions. Accordingly, the Cap may increase or decrease from one Outcome Period to the next. The Cap is based on the market costs associated with a series of S&P Options (or other derivatives) that are purchased and sold in order to seek to obtain the relevant market exposure and the Buffer. The market conditions and other factors that influence the Cap can include, but are not limited to, interest rate levels, the volatility of the Underlying Index, and relationship of put and calls on the underlying S&P 500 Options. Depending on those factors, it is possible that the Cap will limit the Fund’s return during an Outcome Period to a level substantially less than an investor might expect from another comparable equity product that does not employ a Cap and Buffer. The Cap may decrease from one Outcome Period to the next.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively, referred to in this paragraph as (“derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the Fund assets (if any) being hedged.

FLEX Options Risk — The Fund utilizes FLEX Options guaranteed for settlement by the Options Clearing Corporation (the “OCC”), and bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which is a form of counterparty risk. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In a less liquid market, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices (and may have to pay a premium or accept a discounted price). The Fund may experience substantial downside from certain FLEX Option positions, and FLEX Option positions may expire worthless. The value of the FLEX Options will be affected by, among other things, changes in the value of the Underlying Index, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time until the FLEX Options expire. The value of FLEX Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction).

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Investment Objective and Outcomes Risk — There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or its strategy to provide buffered protection against losses. An investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or its strategy to provide buffered protection against losses include, but are not limited to: (i) if the Fund disposes of FLEX Options; (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio; (iii) significant accrual of Fund expenses in connection with effecting the Fund’s investment strategy; (iv) losses resulting from the investment strategy; or (v) adverse tax law changes affecting the treatment of FLEX Options.

Large Shareholder Transactions Risk— A Fund or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund or an Underlying Fund to sell fund securities at times when it would not otherwise do so, which may negatively impact a Fund’s or an Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s or the Underlying Fund’s expense ratio. Similarly, large Fund or Underlying Fund share purchases may adversely affect a Fund’s or an Underlying Fund’s performance to the extent that the Fund or the Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

GOLDMAN SACHS VIT BUFFERED S&P 500 FUNDS

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — A Fund/Portfolio or an Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund/Portfolio or an Underlying Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund/Portfolio or Underlying Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund/Portfolio or an Underlying Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund/Portfolio’s or an Underlying Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund/Portfolio’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund/Portfolio or Underlying Fund’s liquidity.

Market Risk — The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments.

Non-Diversification Risk — <Fund Name - undefined> is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Option Writing Risk — Writing (selling) options may limit the opportunity to profit from an increase or decrease in the market value of a reference security in exchange for up-front cash (the premium) at the time of selling the option. In a sharp rising or falling market, the Fund could significantly underperform the market or other portfolios without an option writing strategy. The Fund could also experience a sudden, significant permanent loss due to dramatic movements in the market value of reference security, which may far exceed the premiums received for writing the option. Such significant losses could cause significant deteriorations in the Fund’s NAV. Furthermore, the premium received from the Fund’s option writing strategies may not fully protect it against market movements because the Fund will continue to bear the risk of movements in the value of its portfolio investments.

Outcome Period Risk — The Fund’s investment strategy is designed to deliver returns that match the Underlying Index, subject to the Buffer and Cap, only if shares are bought by the first day of the Outcome Period and held until the end of the Outcome Period. If an investor purchases or sells shares during the Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve. In addition, the Cap may change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Moreover, the Fund’s returns will be reduced by Fund fees and expenses as well as any brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses incurred by the Fund throughout an Outcome Period. Accordingly, the maximum performance of the Fund over an Outcome Period is expected to be lower than the Cap by these fees and expenses and the performance of the Fund over an Outcome period will be reduced by these fees and expenses in addition to losses beyond the Buffer. When an investor purchases shares of the Fund after the commencement of an Outcome Period, the Fund will enter into additional S&P 500 Options positions in order to maintain the targeted outcomes for the Fund established at the commencement of the Outcome Period. The Fund will incur additional expenses when entering into these new positions, which will further reduce the Fund’s returns.